Convertible Notes Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
Less: discount on noncurrent convertible notes payable	$ 1,029,704	$ 1,093,340	$ 955,723
Long-term convertible notes payable, net of discount	56,509	49,609	70,751
Less: discount on current portion of convertible notes payable	789,723	512,883	0
Current convertible notes payable, net of discount	1,000,166	409,518
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member]
Total convertible notes payable	810,752	1,142,949	1,118,979
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | Convertible Notes Payable [Member]
Total convertible notes payable	2,876,102	2,065,350	1,026,474
Less: current portion of convertible notes payable	(1,789,889)	(922,401)
Less: discount on noncurrent convertible notes payable	(1,029,704)	(1,093,340)	(955,723)
Long-term convertible notes payable, net of discount	56,509	49,609	70,751
Current portion of convertible notes payable	1,789,889	922,401
Less: discount on current portion of convertible notes payable	(789,723)	(512,883)
Current convertible notes payable, net of discount	1,000,166	409,518
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due October 31, 2015 [Member]
Debt instrument, face amount	$ 516,920	$ 516,920
Issuance Date	Oct. 31, 2013	Oct. 31, 2013
Conversion Price (in dollars per share)	$ 0.02	$ 0.02	$ 0.02
Total convertible notes payable	$ 320,342	$ 320,342	$ 424,415
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due November 30, 2015 [Member]
Debt instrument, face amount	$ 83,265	$ 83,265
Issuance Date	Nov. 30, 2013	Nov. 30, 2013
Conversion Price (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Total convertible notes payable	$ 83,265	$ 83,265	$ 83,265
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due January 1, 2016 [Member]
Debt instrument, face amount	$ 117,719	$ 117,719
Issuance Date	Jan. 01, 2014	Jan. 01, 2014
Conversion Price (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Total convertible notes payable	$ 117,719	$ 117,719	$ 117,719
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due July 31, 2016 [Member]
Debt instrument, face amount	$ 401,075	$ 401,075
Issuance Date	Jul. 31, 2014	Jul. 31, 2014
Conversion Price (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Total convertible notes payable	$ 401,075	$ 401,075	$ 401,075
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due October 31, 2016 [Member]
Debt instrument, face amount	$ 331,561	$ 331,561
Issuance Date	Oct. 31, 2014	Oct. 31, 2014
Conversion Price (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Total convertible notes payable	$ 331,561	$ 331,561
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due January 31, 2017 [Member]
Debt instrument, face amount	$ 269,815	$ 269,815
Issuance Date	Jan. 31, 2015	Jan. 31, 2015
Conversion Price (in dollars per share)	$ 0.025	$ 0.025	$ 0.025
Total convertible notes payable	$ 269,815	$ 269,815
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due April 30, 2017 [Member]
Debt instrument, face amount	$ 266,112	$ 266,112
Issuance Date	Apr. 30, 2015	Apr. 30, 2015
Conversion Price (in dollars per share)	$ 0.90	$ 0.90	$ 0.90
Total convertible notes payable	$ 266,112	$ 266,112
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due July 31, 2017 [Member]
Debt instrument, face amount	$ 275,461	$ 275,461
Issuance Date	Jul. 31, 2015	Jul. 31, 2015
Conversion Price (in dollars per share)	$ 0.80	$ 0.80	$ 0.80
Total convertible notes payable	$ 275,461	$ 275,461
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due October 31, 2018 [Member]
Debt instrument, face amount	$ 521,122
Issuance Date	Oct. 31, 2015
Conversion Price (in dollars per share)	$ 0.45
Total convertible notes payable	$ 521,122
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due January 31, 2019 [Member]
Debt instrument, face amount	$ 161,937
Issuance Date	Jan. 31, 2016
Conversion Price (in dollars per share)	$ 0.14
Total convertible notes payable	$ 161,937
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due April 30, 2019 [Member]
Debt instrument, face amount	$ 127,693
Issuance Date	Apr. 30, 2016
Debt discount	60.00%
Total convertible notes payable	$ 127,693